SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	$ 6,200	$ 4,200
Common equities
Significant Accounting Policies [Line Items]
Dividends payable on common shares	2,695	498	$ 58
Common equities | Annual variable dividend
Significant Accounting Policies [Line Items]
Dividends payable on common shares	2,637
Parent Company
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	6,200	4,200	4,400
Dividends payable on common shares	2,695	498
Parent Company | Common equities
Significant Accounting Policies [Line Items]
Dividends payable on common shares	$ 2,695	$ 498	$ 58